Share-Based Compensation (Details) - Schedule of consultants stock options - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Schedule of consultants stock options [Abstract]
Number of shares, Nonvested at beginning of period	48,375
Weighted average grant date fair value, Nonvested at beginning of period	$ 14.67
Number of shares, Granted	13,750		62,125
Weighted average grant date fair value, Granted	$ 10.28		$ 13.7
Number of shares, Vested
Weighted average grant date fair value, Vested
Number of shares, Forfeited	(2,000)		(2,000)
Weighted average grant date fair value, Forfeited	$ 14.67		$ 14.67
Number of shares, Nonvested at end of period	60,125		60,125
Weighted average grant date fair value, Nonvested at end of period	$ 13.67		$ 13.67